Exceptional items, Summary of Costs, Divestiture and Tax (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended			18 Months Ended
	Sep. 01, 2017	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Exceptional items summary [Abstract]
Goodwill impairment charge		$ 900.0	$ 2,800.0	$ 0.0
Gain on disposal of Atalla			0.0	3.7		$ 0.0
Finance costs			(281.6)	(282.4)	[1]	(350.4)	[2]
Finance income			2.6	26.6	[1]	7.7	[2]
Taxation			$ (34.2)	16.0	[1]	673.1	[2]
Tax credit from re-measurement of deferred tax liabilities						930.6
Transition tax charge						238.3
Transition tax charge payable period			8 years
Loss/(gain) on disposal of discontinued operation			$ (5.1)	(1,487.2)	[1]	(76.9)	[2]
HPE Software Business [Member]
Exceptional items summary [Abstract]
Acquisition costs	$ 70.1
Exceptional Items Adjustments [Member]
Exceptional items summary [Abstract]
Integration costs			152.6	245.9		279.0
Pre-acquisition costs			0.0	0.0		43.0
Acquisition costs			0.2	1.5		27.1
Property-related costs			15.2	16.3		38.1
Severance and legal costs			33.7	32.1		129.7
Other restructuring costs			10.7	0.0		0.0
Divestiture costs			0.0	2.1		21.3
Goodwill impairment charge			2,799.2	0.0		0.0
Gain on disposal of Atalla			0.0	3.7		0.0
Finance costs			0.0	0.0		(6.4)
Finance income			0.0	0.0		0.6
Taxation			38.7	54.3		798.2
Tax exceptional item			0.0	0.0		(692.3)
Loss/(gain) on disposal of discontinued operation			2.2	(1,458.5)		0.0
Exceptional Items Adjustments [Member] | HPE Software Business [Member]
Exceptional items summary [Abstract]
Pre-acquisition costs			0.0			43.0
Acquisition costs			0.2	1.5		27.1
Severance and legal costs			33.7	32.1		129.7
Finance costs			0.0	0.0		6.4
Finance income			0.0	0.0		0.6
Exceptional Items Adjustments [Member] | SUSE [Member]
Exceptional items summary [Abstract]
Divestiture costs				2.1		$ 21.3
Loss/(gain) on disposal of discontinued operation			$ 2.2	$ (1,458.5)

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.